REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES

10.REVENUES

The Group defines enterprise customers who contributed revenues of RMB50,000 or more annually as key accounts, who contributed revenues between RMB5,000 and RMB50,000 annually as mid-sized accounts, and who contributed revenues of RMB5,000 or less annually as small-sized accounts. Revenues by source are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Online recruitment services to enterprise customers	4,219,026	4,461,282	5,889,101
—Key accounts	928,360	1,033,561	1,261,718
—Mid-sized accounts	1,513,506	1,774,855	2,130,881
—Small-sized accounts	1,777,160	1,652,866	2,496,502
Others	40,102	49,780	62,927
Total	4,259,128	4,511,062	5,952,028

For revenues from online recruitment services to enterprise customers, RMB3,043.7 million, RMB3,331.0 million and RMB4,340.4 million were recognized over time for the years ended December 31, 2021, 2022 and 2023, respectively; RMB1,175.3 million, RMB1,130.2 million and RMB1,548.7 million were recognized at a point in time for the years ended December 31, 2021, 2022 and 2023, respectively.